Taxation - Schedule of Reconciliation Between the Group’s Actual Provision for Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Reconciliation Between the Group’s Actual Provision for Income Taxes [Abstract]
Loss before income taxes	$ (11,271,548)	$ (1,927,027)
Income tax expenses computed at statutory EIT rate	(1,916,163)	(327,595)
Non-deductible expenses	1,169,195	15,722
Change in valuation allowance	746,968	311,873	$ 1,430,665
Income tax expenses
Effective tax rates	0.00%	0.00%